UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 93.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/25(1)	$1,000	$1,217,930
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	777,700
Vermont Municipal Bond Bank, 5.00%, 12/1/22	435	514,309

		$2,509,939

Education — 1.0%
University of North Texas, 5.00%, 4/15/17	$305	$305,519
University of North Texas, 5.00%, 4/15/18	290	302,110
University of North Texas, 5.00%, 4/15/21	300	340,437
University of Texas, 5.00%, 8/15/23	265	315,008

		$1,263,074

Electric Utilities — 5.4%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/22(2)	$5,000	$5,852,600
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/22	600	694,476

		$6,547,076

Escrowed/Prerefunded — 9.4%
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	$2,985	$3,242,964
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/44	9,500	2,731,915
Maryland, Prerefunded to 8/1/19, 5.00%, 8/1/20	5,000	5,443,850

		$11,418,729

General Obligations — 48.6%
Arkansas, 5.00%, 6/15/21	$5,000	$5,736,150
Beaufort County School District, SC, 5.00%, 3/1/19(2)	5,370	5,773,931
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/23	2,000	1,750,060
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	2,010	2,024,613
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,050	3,400,109
Florida Board of Public Education, 5.00%, 6/1/22	650	759,018
Georgia, 5.00%, 7/1/17	600	606,456
Georgia, 5.00%, 7/1/19	3,070	3,340,344
Holden, MA, 5.00%, 6/15/20	195	218,277
Holden, MA, 5.00%, 6/15/21	625	717,544
Irving, TX, 4.00%, 9/15/26	1,190	1,350,579
King County, WA, 5.00%, 1/1/27	1,000	1,153,110
Liberty Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	315	293,325
Maryland, 5.00%, 3/1/22	2,000	2,327,020
Massachusetts, 5.00%, 7/1/23	2,000	2,376,060
Minnesota, 5.00%, 8/1/23	2,000	2,382,540
Minnesota, 5.00%, 8/1/23	500	595,635
Mississippi, 5.00%, 10/1/25	1,735	2,105,995
Montgomery County, MD, 5.00%, 11/1/26	2,000	2,414,440
North Carolina, 5.00%, 6/1/24	4,000	4,830,040

Security	Principal Amount (000’s omitted)	Value
Ohio, 5.00%, 3/15/26	$1,000	$1,191,460
Oregon, 5.00%, 5/1/21	920	1,051,128
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 1/1/20	875	951,641
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	365	440,770
Richardson, TX, 5.00%, 2/15/18	2,890	2,994,300
Rose Tree Media School District, PA, 3.00%, 2/1/20	380	396,591
Utah, Series 2011A, 5.00%, 7/1/19	3,300	3,591,357
Victor Valley Union High School District, CA, (Election of 2008), Prerefunded to 8/1/23, 0.00%, 8/1/48	7,310	1,528,740
Wisconsin, 5.00%, 5/1/20	2,255	2,512,634

		$58,813,867

Hospital — 6.5%
Allen County, Hospital Facilities, OH, (Catholic Health Partners), 5.00%, 9/1/20(2)	$6,500	$7,210,385
Middlesex County, NJ, 2.00%, 6/1/21	630	643,740

		$7,854,125

Lease Revenue/Certificates of Participation — 4.6%
California Public Works Board, 5.00%, 9/1/20	$4,470	$5,012,882
Orange County School Board, FL, 5.00%, 8/1/19	500	543,840

		$5,556,722

Other Revenue — 0.8%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.173%, 4/1/20 (Put Date), 4/1/38(3)	$1,000	$999,880

		$999,880

Transportation — 10.7%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.353%, 4/1/21 (Put Date), 4/1/45(3)	$2,500	$2,498,800
New York State Thruway Authority, 5.00%, 4/1/18(2)	10,000	10,416,000

		$12,914,800

Water and Sewer — 4.5%
Metropolitan Water District of Southern California, 1.27%, 3/27/18 (Put Date), 7/1/36(3)	$3,750	$3,751,537
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,626,585

		$5,378,122

Total Tax-Exempt Municipal Securities — 93.6% (identified cost $111,003,005)		$113,256,334

Taxable Municipal Securities — 2.4%

Security	Principal Amount (000’s omitted)	Value
Education — 1.3%
University of North Carolina at Chapel Hill, 2.098%, 12/1/19	$1,135	$1,149,278
University of North Carolina at Chapel Hill, 2.355%, 12/1/20	500	507,095

		$1,656,373

General Obligations — 1.1%
Olentangy Local School District, OH, Series A, 5.00%, 12/1/19	$1,200	$1,306,284

		$1,306,284

Value

Total Taxable Municipal Securities — 2.4% (identified cost $2,930,229)	$2,962,657

Call Options Purchased — 0.0%(4)

Exchange-Traded Options — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	85	$2,525	4/3/17	$850
S&P 500 Index	84	2,520	4/5/17	840
S&P 500 Index	83	2,525	4/7/17	830
S&P 500 Index	83	2,520	4/10/17	830
S&P 500 Index	84	2,520	4/12/17	1,050
S&P 500 Index	83	2,525	4/13/17	830
S&P 500 Index	84	2,525	4/17/17	1,050
S&P 500 Index	85	2,490	4/19/17	1,913
S&P 500 Index	82	2,510	4/21/17	2,665
S&P 500 Index	84	2,500	4/24/17	2,940
S&P 500 Index	76	2,500	4/26/17	2,660
S&P 500 Index	74	2,520	4/28/17	2,544

Total Call Options Purchased (identified cost $21,990)				$19,002

Put Options Purchased — 0.1%

Exchange-Traded Options — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	85	$2,175	4/3/17	$638
S&P 500 Index	84	2,180	4/5/17	1,470
S&P 500 Index	83	2,175	4/7/17	2,075
S&P 500 Index	83	2,175	4/10/17	3,528
S&P 500 Index	84	2,175	4/12/17	5,040
S&P 500 Index	83	2,185	4/13/17	6,432
S&P 500 Index	84	2,185	4/17/17	7,560
S&P 500 Index	85	2,130	4/19/17	7,012
S&P 500 Index	82	2,145	4/21/17	8,405
S&P 500 Index	84	2,130	4/24/17	13,230
S&P 500 Index	76	2,165	4/26/17	16,720
S&P 500 Index	74	2,165	4/28/17	18,824

Total Put Options Purchased (identified cost $217,389)				$90,934

Short-Term Investments — 3.0%

Description			Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(5)			3,569,179	$3,569,893

Value

Total Short-Term Investments — 3.0% (identified cost $3,569,893)	$3,569,893

Total Investments — 99.1% (identified cost $117,742,506)	$119,898,820

Call Options Written — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	85	$2,410	4/3/17	$(850)
S&P 500 Index	84	2,405	4/5/17	(1,050)
S&P 500 Index	83	2,410	4/7/17	(2,075)
S&P 500 Index	83	2,405	4/10/17	(5,187)
S&P 500 Index	84	2,405	4/12/17	(9,240)
S&P 500 Index	83	2,410	4/13/17	(8,508)
S&P 500 Index	84	2,410	4/17/17	(12,180)
S&P 500 Index	85	2,375	4/19/17	(93,925)
S&P 500 Index	82	2,395	4/21/17	(43,460)
S&P 500 Index	84	2,385	4/24/17	(99,120)
S&P 500 Index	76	2,395	4/26/17	(69,920)
S&P 500 Index	74	2,405	4/28/17	(58,580)

Total Call Options Written — (0.3)% (Premiums received $766,226)				$(404,095)

Put Options Written — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	85	$2,290	4/3/17	$(2,337)
S&P 500 Index	84	2,295	4/5/17	(4,200)
S&P 500 Index	83	2,290	4/7/17	(6,432)
S&P 500 Index	83	2,290	4/10/17	(9,960)
S&P 500 Index	84	2,290	4/12/17	(15,750)
S&P 500 Index	83	2,300	4/13/17	(22,203)
S&P 500 Index	84	2,300	4/17/17	(28,140)
S&P 500 Index	85	2,245	4/19/17	(16,575)
S&P 500 Index	82	2,260	4/21/17	(22,960)
S&P 500 Index	84	2,245	4/24/17	(32,340)
S&P 500 Index	76	2,280	4/26/17	(50,160)
S&P 500 Index	74	2,280	4/28/17	(51,180)

Total Put Options Written — (0.2)% (Premiums received $652,465)				$(262,237)

Other Assets, Less Liabilities — 1.4%				$1,704,545

Net Assets — 100.0%				$120,937,033

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.2%
Others, representing less than 10% individually	79.8%

(1)	When-issued security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2017.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $4,224.

Abbreviations:

PSF	-	Permanent School Fund

Written options activity for the fiscal year to date ended March 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,142	$1,526,354
Options written	6,750	4,690,266
Options terminated in closing purchase transactions	(1,614)	(1,170,279)
Options expired	(5,304)	(3,627,650)

Outstanding, end of period	1,974	$1,418,691

At March 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$109,936	$—
Written options	—	(666,332)

Total	$109,936	$(666,332)

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$117,498,916

Gross unrealized appreciation	$2,332,470
Gross unrealized depreciation	(42,502)

Net unrealized appreciation	$2,289,968

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$113,256,334	$—	$113,256,334
Taxable Municipal Securities	—	2,962,657	—	2,962,657
Call Options Purchased	19,002	—	—	19,002
Put Options Purchased	90,934	—	—	90,934
Short-Term Investments	—	3,569,893	—	3,569,893
Total Investments	$109,936	$119,788,884	$—	$119,898,820

Liability Description
Call Options Written	$(404,095)	$—	$—	$(404,095)
Put Options Written	(262,237)	—	—	(262,237)
Total	$(666,332)	$—	$—	$(666,332)

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017